DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

February 28, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.7%
Basic Materials - 1.9%
Chemicals - 1.3%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	$4,000	$2,777
Dow Chemical Co.
7.375%, 11/1/29	10,000	11,114
2.10%, 11/15/30(a)	10,000	8,086
3.60%, 11/15/50	5,000	3,614
DuPont de Nemours, Inc.,
5.419%, 11/15/48	8,000	7,678
Ecolab, Inc.,
2.70%, 12/15/51	5,000	3,185
Linde, Inc.,
2.00%, 8/10/50	5,000	2,868
LYB International Finance III LLC,
2.25%, 10/1/30	10,000	8,020
LyondellBasell Industries NV,
4.625%, 2/26/55	8,000	6,416
Nutrien Ltd.
2.95%, 5/13/30	10,000	8,534
5.00%, 4/1/49	6,000	5,415
PPG Industries, Inc.,
1.20%, 3/15/26	6,000	5,313
Sherwin-Williams Co.,
4.50%, 6/1/47	13,000	10,929

(Cost $106,770)		83,949

Forest Products & Paper - 0.1%
International Paper Co.,
4.80%, 6/15/44
(Cost $8,637)	8,000	7,145
Iron/Steel - 0.2%
Steel Dynamics, Inc.
2.80%, 12/15/24	2,000	1,907
3.25%, 1/15/31	12,000	10,400

(Cost $14,700)		12,307

Mining - 0.3%
Newmont Corp.
2.25%, 10/1/30	10,000	8,065
4.875%, 3/15/42	5,000	4,579
Rio Tinto Finance USA Ltd.,
2.75%, 11/2/51	5,000	3,307

(Cost $19,831)		15,951

Communications - 9.8%
Advertising - 0.1%
Interpublic Group of Cos., Inc.,
2.40%, 3/1/31
(Cost $5,099)	5,000	4,014
Internet - 2.3%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	5,000	4,596
4.50%, 11/28/34	15,000	13,624
3.25%, 2/9/61	5,000	3,092
Alphabet, Inc.
1.998%, 8/15/26	22,000	20,148
2.05%, 8/15/50	5,000	3,026
2.25%, 8/15/60	5,000	2,913
Amazon.com, Inc.
5.20%, 12/3/25	13,000	13,093
1.00%, 5/12/26	10,000	8,857
1.65%, 5/12/28	5,000	4,296
1.50%, 6/3/30	12,000	9,644
2.10%, 5/12/31	10,000	8,229
2.875%, 5/12/41	10,000	7,457
3.10%, 5/12/51	10,000	7,178
3.25%, 5/12/61	10,000	6,939
4.10%, 4/13/62	10,000	8,282
Baidu, Inc.,
1.625%, 2/23/27	10,000	8,677
Booking Holdings, Inc.,
3.60%, 6/1/26	8,000	7,628
eBay, Inc.
1.90%, 3/11/25	5,000	4,676
4.00%, 7/15/42	7,000	5,565

(Cost $179,016)		147,920

Media - 2.5%
Comcast Corp.
4.15%, 10/15/28	18,000	17,225
2.937%, 11/1/56	20,000	12,572
2.987%, 11/1/63	45,000	27,545
Discovery Communications LLC
5.20%, 9/20/47	5,000	3,995
4.65%, 5/15/50	5,000	3,669
4.00%, 9/15/55	6,000	3,875
Fox Corp.
3.05%, 4/7/25	11,000	10,506
5.576%, 1/25/49	5,000	4,559
Paramount Global
4.95%, 1/15/31(a)	4,000	3,582
5.85%, 9/1/43	6,000	5,052
4.95%, 5/19/50 (a)	7,000	5,191
TWDC Enterprises 18 Corp.,
MTN, 2.95%, 6/15/27(a)	13,000	12,052
Walt Disney Co.
1.75%, 8/30/24	4,000	3,804
3.70%, 3/23/27	11,000	10,541
2.65%, 1/13/31	10,000	8,522
2.75%, 9/1/49	8,000	5,325
4.70%, 3/23/50	10,000	9,376
3.60%, 1/13/51	5,000	3,883
3.80%, 5/13/60	7,000	5,462

(Cost $187,856)		156,736

Telecommunications - 4.9%
AT&T, Inc.
4.10%, 2/15/28	10,000	9,537
3.50%, 6/1/41	75,000	56,413
3.65%, 9/15/59	20,000	13,558
Bell Telephone Co. of Canada or Bell Canada,
Series US-4, 3.65%, 3/17/51	3,000	2,215
British Telecommunications PLC,
5.125%, 12/4/28	10,000	9,833
Cisco Systems, Inc.,
5.50%, 1/15/40	7,000	7,370
Corning, Inc.
5.35%, 11/15/48	4,000	3,845
4.375%, 11/15/57	3,000	2,418

Deutsche Telekom International Finance BV,
8.75%, 6/15/30	10,000	11,878
Motorola Solutions, Inc.,
2.30%, 11/15/30	10,000	7,827
Orange SA,
5.50%, 2/6/44	6,000	6,077
Rogers Communications, Inc.
4.50%, 3/15/43	8,000	6,540
4.30%, 2/15/48	2,000	1,538
3.70%, 11/15/49	5,000	3,533
Telefonica Europe BV,
8.25%, 9/15/30	25,000	28,368
TELUS Corp.,
3.70%, 9/15/27	10,000	9,443
Verizon Communications, Inc.
3.376%, 2/15/25	5,000	4,831
4.016%, 12/3/29	8,000	7,392
2.55%, 3/21/31	11,000	8,997
2.355%, 3/15/32	20,000	15,731
4.40%, 11/1/34	25,000	22,753
4.272%, 1/15/36	17,000	15,013
2.875%, 11/20/50	15,000	9,468
3.55%, 3/22/51(a)	5,000	3,613
3.00%, 11/20/60(a)	6,000	3,621
3.70%, 3/22/61	12,000	8,452
Vodafone Group PLC
4.125%, 5/30/25	15,000	14,606
4.375%, 2/19/43	16,000	13,102
4.25%, 9/17/50	5,000	3,931

(Cost $359,396)		311,903

Consumer, Cyclical - 6.9%
Apparel - 0.3%
NIKE, Inc.
2.75%, 3/27/27	8,000	7,424
3.625%, 5/1/43	11,000	9,028
VF Corp.,
2.40%, 4/23/25	5,000	4,689

(Cost $25,326)		21,141

Auto Manufacturers - 1.4%
American Honda Finance Corp.,
MTN, 2.15%, 9/10/24	30,000	28,639
Cummins, Inc.,
1.50%, 9/1/30	11,000	8,734
General Motors Co.
6.60%, 4/1/36	10,000	10,008
6.25%, 10/2/43	20,000	18,865
Toyota Motor Credit Corp.
3.65%, 1/8/29	20,000	18,805
1.90%, 9/12/31	7,000	5,610

(Cost $98,896)		90,661

Auto Parts & Equipment - 0.3%
Aptiv PLC / Aptiv Corp.,
3.25%, 3/1/32	10,000	8,350
Lear Corp.,
3.50%, 5/30/30	10,000	8,562

(Cost $20,637)		16,912

Entertainment - 0.6%
Warnermedia Holdings, Inc.
144A, 3.755%, 3/15/27	14,000	12,850
144A, 4.279%, 3/15/32	10,000	8,640
144A, 5.141%, 3/15/52	10,000	7,867
144A, 5.391%, 3/15/62	8,000	6,241

(Cost $37,892)		35,598

Home Builders - 0.2%
MDC Holdings, Inc.,
6.00%, 1/15/43	10,000	8,484
NVR, Inc.,
3.00%, 5/15/30	5,000	4,272

(Cost $13,978)		12,756

Home Furnishings - 0.1%
Whirlpool Corp.,
2.40%, 5/15/31
(Cost $6,016)	6,000	4,777

Leisure Time - 0.1%
Harley-Davidson, Inc.,
3.50%, 7/28/25(a)
(Cost $5,194)	5,000	4,818

Retail - 3.8%
AutoNation, Inc.,
3.50%, 11/15/24	5,000	4,823
Costco Wholesale Corp.,
1.75%, 4/20/32	10,000	7,897
Dollar General Corp.,
3.875%, 4/15/27	8,000	7,617
Dollar Tree, Inc.
4.00%, 5/15/25	5,000	4,860
2.65%, 12/1/31	7,000	5,642
Home Depot, Inc.
3.00%, 4/1/26	8,000	7,555
2.70%, 4/15/30	28,000	24,298
5.875%, 12/16/36	10,000	10,703
3.90%, 6/15/47	2,000	1,657
4.50%, 12/6/48	5,000	4,499
2.375%, 3/15/51	5,000	3,003
2.75%, 9/15/51	5,000	3,265
Lowe’s Cos., Inc.
3.65%, 4/5/29	14,000	12,804
2.625%, 4/1/31	15,000	12,362
2.80%, 9/15/41	5,000	3,390
4.375%, 9/15/45	6,000	4,924
4.55%, 4/5/49	4,000	3,312
3.00%, 10/15/50	5,000	3,183
McDonald’s Corp.
MTN, 1.45%, 9/1/25	10,000	9,145
MTN, 2.125%, 3/1/30	21,000	17,412
MTN, 4.45%, 9/1/48	5,000	4,364
MTN, 3.625%, 9/1/49	10,000	7,542
Starbucks Corp.
4.00%, 11/15/28	2,000	1,897
2.55%, 11/15/30	2,000	1,670
4.50%, 11/15/48	5,000	4,308
3.50%, 11/15/50	5,000	3,642
Target Corp.
2.50%, 4/15/26	7,000	6,556
4.00%, 7/1/42	6,000	5,282
2.95%, 1/15/52	3,000	2,048
TJX Cos., Inc.,
2.25%, 9/15/26	8,000	7,310
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	5,000	4,861
4.10%, 4/15/50	5,000	3,635

Walmart, Inc.
2.85%, 7/8/24	10,000	9,714
1.05%, 9/17/26	15,000	13,180
1.50%, 9/22/28	5,000	4,253
4.50%, 9/9/52	10,000	9,441

(Cost $288,670)		242,054

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.,
3.90%, 11/19/29
(Cost $6,062)	6,000	5,300

Consumer, Non-cyclical - 16.0%
Agriculture - 0.2%
Archer-Daniels-Midland Co.,
4.50%, 3/15/49	8,000	7,349
Bunge Ltd. Finance Corp.,
2.75%, 5/14/31	4,000	3,295

(Cost $14,065)		10,644

Beverages - 1.1%
Coca-Cola Co.,
4.20%, 3/25/50	10,000	9,250
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/50	10,000	7,641
Keurig Dr Pepper, Inc.,
2.55%, 9/15/26	30,000	27,447
PepsiCo, Inc.
2.75%, 3/19/30	10,000	8,822
1.95%, 10/21/31	10,000	8,060
2.75%, 10/21/51	10,000	6,971

(Cost $83,545)		68,191

Biotechnology - 1.6%
Amgen, Inc.
3.625%, 5/22/24	10,000	9,784
4.40%, 5/1/45	25,000	20,941
3.375%, 2/21/50	5,000	3,495
4.663%, 6/15/51	4,000	3,463
3.00%, 1/15/52	3,000	1,924
2.77%, 9/1/53	5,000	3,026
Baxalta, Inc.,
5.25%, 6/23/45	10,000	9,521
Biogen, Inc.
4.05%, 9/15/25	10,000	9,683
3.25%, 2/15/51	5,000	3,380
Gilead Sciences, Inc.
2.95%, 3/1/27	15,000	13,896
1.65%, 10/1/30	2,000	1,583
4.00%, 9/1/36	9,000	7,948
4.75%, 3/1/46	5,000	4,535
4.15%, 3/1/47	6,000	5,026
2.80%, 10/1/50	1,000	651

(Cost $124,001)		98,856

Commercial Services - 0.6%
Equifax, Inc.,
2.60%, 12/15/25	8,000	7,409
Global Payments, Inc.,
5.95%, 8/15/52	5,000	4,629
Moody’s Corp.,
5.25%, 7/15/44	6,000	5,765
PayPal Holdings, Inc.
2.85%, 10/1/29	5,000	4,342
3.25%, 6/1/50	5,000	3,462
Quanta Services, Inc.,
2.90%, 10/1/30	5,000	4,144
RELX Capital, Inc.,
4.00%, 3/18/29	5,000	4,636
S&P Global, Inc.,
2.30%, 8/15/60	5,000	2,766
Verisk Analytics, Inc.,
3.625%, 5/15/50	5,000	3,499

(Cost $51,633)		40,652

Cosmetics/Personal Care - 0.8%
Colgate-Palmolive Co.,
MTN, 4.00%, 8/15/45	3,000	2,755
Estee Lauder Cos., Inc.,
2.00%, 12/1/24	20,000	18,987
Procter & Gamble Co.
2.85%, 8/11/27	11,000	10,250
3.60%, 3/25/50	5,000	4,235
Unilever Capital Corp.
1.75%, 8/12/31	10,000	7,926
Series 30Y, 2.625%, 8/12/51	5,000	3,351

(Cost $55,481)		47,504

Food - 1.9%
Campbell Soup Co.,
4.15%, 3/15/28	5,000	4,773
Conagra Brands, Inc.
4.30%, 5/1/24	7,000	6,905
5.40%, 11/1/48	5,000	4,572
General Mills, Inc.
3.20%, 2/10/27	6,000	5,670
3.00%, 2/1/51	7,000	4,935
Hershey Co.,
2.65%, 6/1/50	4,000	2,698
J M Smucker Co.,
2.125%, 3/15/32	10,000	7,878
Kellogg Co.,
2.10%, 6/1/30	5,000	4,074
Kraft Heinz Foods Co.
4.25%, 3/1/31	5,000	4,685
5.20%, 7/15/45	10,000	9,249
4.875%, 10/1/49	5,000	4,405
Kroger Co.
4.50%, 1/15/29	12,000	11,568
4.45%, 2/1/47	3,000	2,514
3.95%, 1/15/50	3,000	2,333
McCormick & Co., Inc.,
3.40%, 8/15/27	5,000	4,645
Mondelez International, Inc.,
2.75%, 4/13/30	5,000	4,299
Sysco Corp.
3.75%, 10/1/25	5,000	4,817
3.25%, 7/15/27	17,000	15,729
6.60%, 4/1/50	5,000	5,496
Tyson Foods, Inc.,
4.55%, 6/2/47	10,000	8,378

(Cost $140,130)		119,623

Healthcare-Products - 0.4%
Baxter International, Inc.,
2.60%, 8/15/26	7,000	6,375
Danaher Corp.,
2.60%, 10/1/50	5,000	3,203
DH Europe Finance II SARL,
2.60%, 11/15/29	5,000	4,321
PerkinElmer, Inc.,
3.625%, 3/15/51	5,000	3,486
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	4,000	3,198
4.10%, 8/15/47	5,000	4,392

(Cost $32,930)		24,975

Healthcare-Services - 2.4%
Aetna, Inc.,
3.875%, 8/15/47	5,000	3,769
Centene Corp.,
2.45%, 7/15/28	25,000	21,023
Elevance Health, Inc.
1.50%, 3/15/26	20,000	17,896
2.25%, 5/15/30	10,000	8,245
3.125%, 5/15/50	12,000	8,322
HCA, Inc.
5.625%, 9/1/28	6,000	5,934
4.125%, 6/15/29	2,000	1,822
5.50%, 6/15/47	7,000	6,311
5.25%, 6/15/49	3,000	2,597
Humana, Inc.,
3.125%, 8/15/29	13,000	11,358
Laboratory Corp. of America Holdings,
3.60%, 2/1/25	10,000	9,652
Quest Diagnostics, Inc.
2.95%, 6/30/30	5,000	4,313
2.80%, 6/30/31	3,000	2,519
UnitedHealth Group, Inc.
5.30%, 2/15/30	25,000	25,377
4.375%, 3/15/42	10,000	8,968
4.75%, 5/15/52	6,000	5,517
4.95%, 5/15/62	10,000	9,437

(Cost $171,717)		153,060

Household Products/Wares - 0.1%
Kimberly-Clark Corp.
2.75%, 2/15/26	5,000	4,730
2.875%, 2/7/50	7,000	4,954

(Cost $12,356)		9,684

Pharmaceuticals - 6.9%
AbbVie, Inc.
3.80%, 3/15/25	20,000	19,405
3.60%, 5/14/25	25,000	24,061
4.70%, 5/14/45	17,000	15,086
4.45%, 5/14/46	11,000	9,436
4.875%, 11/14/48	3,000	2,750
4.25%, 11/21/49	12,000	10,001
AmerisourceBergen Corp.,
4.30%, 12/15/47	6,000	5,043
Astrazeneca Finance LLC,
0.70%, 5/28/24	12,000	11,358
AstraZeneca PLC
1.375%, 8/6/30	5,000	3,949
6.45%, 9/15/37	10,000	11,299
3.00%, 5/28/51(a)	3,000	2,160
Becton Dickinson and Co.,
4.669%, 6/6/47	10,000	8,802
Bristol-Myers Squibb Co.
0.75%, 11/13/25	5,000	4,485
3.40%, 7/26/29	6,000	5,507
1.45%, 11/13/30	10,000	7,895
3.55%, 3/15/42	7,000	5,688
4.25%, 10/26/49	18,000	15,558
Cardinal Health, Inc.,
3.41%, 6/15/27	13,000	12,125
Cigna Group
4.375%, 10/15/28	26,000	24,975
4.80%, 7/15/46	10,000	8,835
4.90%, 12/15/48	4,000	3,605
3.40%, 3/15/51	8,000	5,644
CVS Health Corp.
3.875%, 7/20/25	27,000	26,166
4.30%, 3/25/28	3,000	2,869
3.25%, 8/15/29	19,000	16,802
4.78%, 3/25/38	10,000	9,090
5.125%, 7/20/45	13,000	11,743
5.05%, 3/25/48	8,000	7,183
Eli Lilly & Co.
2.75%, 6/1/25	5,000	4,755
3.95%, 3/15/49	5,000	4,442
2.25%, 5/15/50	5,000	3,148
GlaxoSmithKline Capital PLC,
3.375%, 6/1/29	12,000	10,984
GlaxoSmithKline Capital, Inc.,
3.875%, 5/15/28	5,000	4,767
Johnson & Johnson
2.625%, 1/15/25	10,000	9,607
5.95%, 8/15/37	10,000	11,123
3.70%, 3/1/46	11,000	9,292
3.50%, 1/15/48	3,000	2,477
2.45%, 9/1/60	5,000	3,073
McKesson Corp.,
1.30%, 8/15/26	5,000	4,398
Merck & Co., Inc.
2.15%, 12/10/31(a)	10,000	8,162
3.60%, 9/15/42	10,000	8,172
4.15%, 5/18/43	5,000	4,472
3.70%, 2/10/45	8,000	6,599
4.00%, 3/7/49	3,000	2,567
Novartis Capital Corp.
2.00%, 2/14/27	15,000	13,582
2.75%, 8/14/50	7,000	4,873
Pfizer, Inc.,
3.45%, 3/15/29	15,000	13,988
Sanofi,
3.625%, 6/19/28	3,000	2,851
Zoetis, Inc.
2.00%, 5/15/30	3,000	2,462
4.70%, 2/1/43	2,000	1,809
4.45%, 8/20/48	3,000	2,607

(Cost $512,932)		431,730

Energy - 3.9%
Oil & Gas - 0.4%
Marathon Petroleum Corp.
3.80%, 4/1/28	2,000	1,849
4.50%, 4/1/48	6,000	4,824
Phillips 66
2.15%, 12/15/30	5,000	4,002
5.875%, 5/1/42	5,000	5,199
4.875%, 11/15/44	3,000	2,741
Valero Energy Corp.
2.15%, 9/15/27	4,000	3,518

3.65%, 12/1/51	5,000	3,563

(Cost $32,028)		25,696

Oil & Gas Services - 0.4%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.,
4.08%, 12/15/47	6,000	4,749
Halliburton Co.,
2.92%, 3/1/30	18,000	15,578
NOV, Inc.,
3.95%, 12/1/42	2,000	1,461

(Cost $22,885)		21,788

Pipelines - 3.1%
Cheniere Corpus Christi Holdings LLC,
5.125%, 6/30/27	10,000	9,879
Enbridge, Inc.
3.70%, 7/15/27	25,000	23,440
3.40%, 8/1/51	5,000	3,439
Enterprise Products Operating LLC
3.95%, 2/15/27	12,000	11,469
2.80%, 1/31/30	10,000	8,579
3.30%, 2/15/53	10,000	6,800
Series E, 5.25%, 8/16/77	12,000	10,751
5.375%, 2/15/78	10,000	8,378
MPLX LP
1.75%, 3/1/26	15,000	13,421
2.65%, 8/15/30	5,000	4,108
4.90%, 4/15/58	8,000	6,435
ONEOK, Inc.
2.75%, 9/1/24	20,000	19,138
4.35%, 3/15/29	10,000	9,305
5.20%, 7/15/48	5,000	4,257
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	10,000	9,763
4.50%, 5/15/30	5,000	4,686
TransCanada PipeLines Ltd.
4.10%, 4/15/30	2,000	1,826
2.50%, 10/12/31	10,000	7,933
7.625%, 1/15/39	13,000	15,112
4.875%, 5/15/48	3,000	2,639
Williams Cos., Inc.
4.00%, 9/15/25	1,000	965
3.50%, 11/15/30	5,000	4,378
2.60%, 3/15/31	12,000	9,746

(Cost $223,172)		196,447

Financial - 34.3%
Banks - 22.7%
Banco Santander SA,
2.958%, 3/25/31	20,000	16,316
Bank of America Corp.
MTN, 2.015%, 2/13/26	15,000	13,978
MTN, 1.197%, 10/24/26	20,000	17,821
1.734%, 7/22/27	20,000	17,628
MTN, 1.898%, 7/23/31	15,000	11,697
Series N, 2.651%, 3/11/32	10,000	8,147
2.687%, 4/22/32	30,000	24,358
2.299%, 7/21/32	10,000	7,832
MTN, 2.676%, 6/19/41	10,000	6,873
MTN, 4.33%, 3/15/50	8,000	6,749
MTN, 4.083%, 3/20/51	10,000	8,048
MTN, 2.831%, 10/24/51	10,000	6,417
Series N, 3.483%, 3/13/52	18,000	13,244
2.972%, 7/21/52	10,000	6,573
Bank of Montreal,
MTN, 1.25%, 9/15/26	15,000	13,106
Bank of New York Mellon Corp.,
MTN, 3.95%, 11/18/25	30,000	29,125
Bank of Nova Scotia,
4.50%, 12/16/25	5,000	4,850
Barclays PLC
5.20%, 5/12/26	10,000	9,745
2.667%, 3/10/32	40,000	31,223
Canadian Imperial Bank of Commerce,
0.95%, 10/23/25	15,000	13,445
Citigroup, Inc.
3.875%, 3/26/25	5,000	4,840
3.30%, 4/27/25	5,000	4,788
4.40%, 6/10/25	10,000	9,787
3.106%, 4/8/26	25,000	23,743
4.45%, 9/29/27	35,000	33,466
4.125%, 7/25/28	20,000	18,727
2.976%, 11/5/30	5,000	4,265
2.666%, 1/29/31	20,000	16,665
2.572%, 6/3/31	20,000	16,408
2.561%, 5/1/32	5,000	4,017
4.75%, 5/18/46	5,000	4,319
4.65%, 7/23/48	5,000	4,495
Citizens Financial Group, Inc.,
2.85%, 7/27/26	10,000	9,283
Cooperatieve Rabobank UA,
5.25%, 5/24/41	10,000	10,462
Credit Suisse AG/New York NY,
MTN, 3.625%, 9/9/24	15,000	14,179
Credit Suisse Group AG
3.75%, 3/26/25	10,000	9,208
4.55%, 4/17/26	15,000	13,447
Deutsche Bank AG,
3.70%, 5/30/24(b)	10,000	9,778
Deutsche Bank AG/New York NY
3.961%, 11/26/25(b)	15,000	14,416
3.035%, 5/28/32(b)	15,000	11,858
Discover Bank,
2.70%, 2/6/30	10,000	8,180
Fifth Third Bancorp,
4.337%, 4/25/33(a)	15,000	13,837
Goldman Sachs Group, Inc.
MTN, 3.85%, 7/8/24	10,000	9,792
3.50%, 1/23/25	10,000	9,666
3.50%, 11/16/26	20,000	18,785
1.542%, 9/10/27	25,000	21,715
1.948%, 10/21/27	7,000	6,133
3.80%, 3/15/30	10,000	9,080
2.615%, 4/22/32	7,000	5,636
2.65%, 10/21/32	20,000	15,959
6.25%, 2/1/41	10,000	10,717

MTN, 4.80%, 7/8/44	5,000	4,495
5.15%, 5/22/45	5,000	4,633
4.75%, 10/21/45	10,000	8,958
HSBC Holdings PLC
1.589%, 5/24/27	10,000	8,756
4.041%, 3/13/28	25,000	23,365
6.50%, 9/15/37	10,000	10,369
6.10%, 1/14/42	20,000	21,384
HSBC USA, Inc.,
3.50%, 6/23/24	44,000	42,923
ING Groep NV,
3.95%, 3/29/27	10,000	9,483
JPMorgan Chase & Co.
3.625%, 5/13/24	15,000	14,733
2.083%, 4/22/26	40,000	37,169
3.20%, 6/15/26	10,000	9,420
1.578%, 4/22/27	15,000	13,275
2.739%, 10/15/30	10,000	8,433
2.522%, 4/22/31	30,000	24,859
2.956%, 5/13/31	30,000	25,244
4.912%, 7/25/33	15,000	14,369
3.109%, 4/22/41	5,000	3,702
3.157%, 4/22/42	5,000	3,697
3.964%, 11/15/48	10,000	8,068
3.109%, 4/22/51	10,000	6,855
3.328%, 4/22/52	12,000	8,529
KeyCorp
MTN, 4.10%, 4/30/28	5,000	4,749
MTN, 2.55%, 10/1/29	5,000	4,238
Lloyds Banking Group PLC,
1.627%, 5/11/27	35,000	30,676
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	20,000	18,596
4.05%, 9/11/28	12,000	11,415
3.741%, 3/7/29	5,000	4,585
Mizuho Financial Group, Inc.,
2.564%, 9/13/31	15,000	11,678
Morgan Stanley
Series F, 3.875%, 4/29/24	15,000	14,771
GMTN, 3.70%, 10/23/24	5,000	4,872
0.79%, 5/30/25	30,000	28,109
MTN, 2.72%, 7/22/25	5,000	4,796
2.188%, 4/28/26	10,000	9,322
MTN, 3.125%, 7/27/26	5,000	4,657
GMTN, 4.35%, 9/8/26	5,000	4,811
GMTN, 2.699%, 1/22/31	30,000	25,079
GMTN, 2.239%, 7/21/32	10,000	7,787
2.484%, 9/16/36	10,000	7,459
4.30%, 1/27/45	5,000	4,306
4.375%, 1/22/47	15,000	13,095
GMTN, 5.597%, 3/24/51	5,000	5,188
NatWest Group PLC
4.269%, 3/22/25	5,000	4,914
1.642%, 6/14/27	30,000	26,368
PNC Financial Services Group, Inc.
3.90%, 4/29/24	20,000	19,682
2.20%, 11/1/24	10,000	9,548
3.45%, 4/23/29	5,000	4,603
Royal Bank of Canada,
GMTN, 2.25%, 11/1/24	30,000	28,562
Santander Holdings USA, Inc.,
4.40%, 7/13/27	10,000	9,509
Santander UK Group Holdings PLC,
1.089%, 3/15/25	10,000	9,482
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26	5,000	4,785
2.632%, 7/14/26	5,000	4,569
3.364%, 7/12/27	30,000	27,785
3.05%, 1/14/42	5,000	3,599
Toronto-Dominion Bank
MTN, 1.20%, 6/3/26	10,000	8,776
MTN, 1.25%, 9/10/26	10,000	8,719
Truist Bank,
3.20%, 4/1/24	5,000	4,887
Truist Financial Corp.
MTN, 3.70%, 6/5/25	15,000	14,519
MTN, 1.95%, 6/5/30	10,000	8,094
US Bancorp
2.40%, 7/30/24	20,000	19,221
Series DMTN, 3.00%, 7/30/29	5,000	4,398
MTN, 1.375%, 7/22/30	6,000	4,655
Westpac Banking Corp.
3.35%, 3/8/27	15,000	14,113
2.15%, 6/3/31(a)	10,000	8,333
4.11%, 7/24/34	15,000	13,269

(Cost $1,621,126)		1,430,124

Diversified Financial Services - 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.875%, 8/14/24	20,000	19,062
2.45%, 10/29/26	10,000	8,823
3.30%, 1/30/32	12,000	9,612
Air Lease Corp.
0.80%, 8/18/24	15,000	13,933
1.875%, 8/15/26	15,000	13,107
Ally Financial, Inc.
4.625%, 3/30/25	30,000	29,389
8.00%, 11/1/31	10,000	10,834
American Express Co.
1.65%, 11/4/26	15,000	13,270
4.05%, 12/3/42	3,000	2,654
Capital One Financial Corp.
3.30%, 10/30/24	10,000	9,659
5.817%, 2/1/34(a)	10,000	9,716
Charles Schwab Corp.
4.625%, 3/22/30	10,000	9,866
1.65%, 3/11/31	10,000	7,823

CME Group, Inc.
3.75%, 6/15/28	8,000	7,641
5.30%, 9/15/43	5,000	5,111
Intercontinental Exchange, Inc.
3.75%, 12/1/25	10,000	9,638
3.00%, 9/15/60	10,000	6,342
Mastercard, Inc.
2.00%, 3/3/25	14,000	13,216
3.80%, 11/21/46	8,000	6,679
Nasdaq, Inc.,
1.65%, 1/15/31	8,000	6,126
Nomura Holdings, Inc.,
2.679%, 7/16/30	10,000	8,134
ORIX Corp.,
3.25%, 12/4/24	5,000	4,814
Radian Group, Inc.,
4.50%, 10/1/24	10,000	9,693
Raymond James Financial, Inc.,
4.65%, 4/1/30	15,000	14,419
Synchrony Financial
4.375%, 3/19/24	10,000	9,862
5.15%, 3/19/29	10,000	9,418
ViSA, Inc.
3.15%, 12/14/25	5,000	4,775
2.75%, 9/15/27	5,000	4,628
4.15%, 12/14/35	13,000	12,231
3.65%, 9/15/47	4,000	3,317
2.00%, 8/15/50	5,000	2,965

(Cost $335,492)		296,757

Insurance - 2.6%
Aflac, Inc.,
3.60%, 4/1/30	5,000	4,605
Allstate Corp.,
4.20%, 12/15/46	5,000	4,163
American International Group, Inc.
3.40%, 6/30/30	5,000	4,435
Series A-9, 5.75%, 4/1/48	10,000	9,679
4.375%, 6/30/50	3,000	2,529
Arch Capital Group Ltd.,
3.635%, 6/30/50	5,000	3,608
AXIS Specialty Finance LLC,
4.90%, 1/15/40	5,000	4,300
Chubb INA Holdings, Inc.
3.35%, 5/3/26	10,000	9,532
4.35%, 11/3/45	5,000	4,478
Equitable Holdings, Inc.,
4.35%, 4/20/28	10,000	9,514
Hartford Financial Services Group, Inc.,
2.90%, 9/15/51	5,000	3,255
Lincoln National Corp.,
3.35%, 3/9/25	13,000	12,467
Manulife Financial Corp.,
4.15%, 3/4/26	5,000	4,871
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	10,000	9,536
2.25%, 11/15/30	5,000	4,059
MetLife, Inc.
4.125%, 8/13/42	6,000	5,133
4.60%, 5/13/46	5,000	4,480
Principal Financial Group, Inc.,
2.125%, 6/15/30	10,000	8,166
Progressive Corp.,
4.125%, 4/15/47	3,000	2,567
Prudential Financial, Inc.
MTN, 2.10%, 3/10/30	8,000	6,649
5.20%, 3/15/44	10,000	9,844
3.905%, 12/7/47	12,000	9,519
Travelers Cos., Inc.,
3.75%, 5/15/46	9,000	7,124
Voya Financial, Inc.
3.65%, 6/15/26	5,000	4,738
4.70%, 1/23/48	5,000	4,267
Willis North America, Inc.
2.95%, 9/15/29	5,000	4,277
5.05%, 9/15/48	5,000	4,357

(Cost $189,989)		162,152

Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.,
3.375%, 8/15/31	20,000	17,574
American Tower Corp.
3.80%, 8/15/29	2,000	1,805
2.90%, 1/15/30	20,000	16,948
AvalonBay Communities, Inc.,
2.05%, 1/15/32	5,000	3,965
Boston Properties LP,
3.40%, 6/21/29	10,000	8,605
Brandywine Operating Partnership LP,
4.10%, 10/1/24	15,000	14,434
Brixmor Operating Partnership LP,
3.65%, 6/15/24	10,000	9,688
Crown Castle, Inc.
3.65%, 9/1/27	2,000	1,861
3.80%, 2/15/28	6,000	5,581
2.25%, 1/15/31	16,000	12,813
2.10%, 4/1/31	4,000	3,136
Digital Realty Trust LP,
3.60%, 7/1/29	6,000	5,309
Equinix, Inc.
2.625%, 11/18/24	25,000	23,811
2.95%, 9/15/51	5,000	3,134
ERP Operating LP,
4.50%, 7/1/44	8,000	7,078
Healthpeak Properties Interim, Inc.,
3.00%, 1/15/30	5,000	4,314
Host Hotels & Resorts LP,
Series J, 2.90%, 12/15/31	6,000	4,635
Kilroy Realty LP,
2.65%, 11/15/33	8,000	5,507
Kimco Realty OP LLC,
4.25%, 4/1/45	7,000	5,396
Omega Healthcare Investors, Inc.,
4.50%, 1/15/25	10,000	9,759
Prologis LP,
4.375%, 2/1/29	20,000	19,315
Realty Income Corp.
3.25%, 1/15/31	5,000	4,361
2.85%, 12/15/32	5,000	4,094
Regency Centers LP,
3.60%, 2/1/27	10,000	9,413
Simon Property Group LP,
4.25%, 11/30/46	10,000	8,173
SITE Centers Corp.,
3.625%, 2/1/25	10,000	9,544
Ventas Realty LP,
4.40%, 1/15/29(a)	12,000	11,186

Welltower OP LLC
3.625%, 3/15/24	10,000	9,800
4.25%, 4/15/28	10,000	9,461
Weyerhaeuser Co.,
4.00%, 4/15/30	9,000	8,183

(Cost $294,950)		258,883

Venture Capital - 0.2%
Morgan Stanley Direct Lending Fund,
4.50%, 2/11/27
(Cost $9,242)	10,000	9,418

Industrial - 6.4%
Building Materials - 0.7%
Carrier Global Corp.
2.493%, 2/15/27	3,000	2,706
3.577%, 4/5/50	6,000	4,331
Johnson Controls International PLC,
4.50%, 2/15/47	8,000	6,821
Martin Marietta Materials, Inc.
3.45%, 6/1/27	3,000	2,798
2.40%, 7/15/31	8,000	6,387
Masco Corp.,
2.00%, 10/1/30	5,000	3,904
Owens Corning,
4.30%, 7/15/47	7,000	5,595
Vulcan Materials Co.,
3.50%, 6/1/30	10,000	8,871

(Cost $50,598)		41,413

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
2.75%, 10/15/50
(Cost $5,130)	5,000	3,232

Electronics - 0.3%
Agilent Technologies, Inc.,
2.30%, 3/12/31	5,000	4,072
Amphenol Corp.,
2.20%, 9/15/31	6,000	4,783
Flex Ltd.,
4.875%, 5/12/30	3,000	2,844
Fortive Corp.,
3.15%, 6/15/26	5,000	4,672
Vontier Corp.,
2.95%, 4/1/31	5,000	3,823

(Cost $24,227)		20,194

Environmental Control - 0.4%
Republic Services, Inc.
2.30%, 3/1/30	5,000	4,192
3.05%, 3/1/50	5,000	3,505
Waste Connections, Inc.
2.60%, 2/1/30	5,000	4,262
2.20%, 1/15/32	5,000	3,960
Waste Management, Inc.
3.15%, 11/15/27(a)	3,000	2,776
1.50%, 3/15/31	10,000	7,706

(Cost $33,553)		26,401

Hand/Machine Tools - 0.1%
Stanley Black & Decker, Inc.,
4.00%, 3/15/60
(Cost $5,248)	6,000	5,181
Machinery-Construction & Mining - 0.5%
Caterpillar Financial Services Corp.
MTN, 0.45%, 5/17/24	20,000	18,900
MTN, 0.80%, 11/13/25	5,000	4,483
Caterpillar, Inc.
3.803%, 8/15/42	5,000	4,260
3.25%, 9/19/49	7,000	5,352

(Cost $37,087)		32,995

Machinery-Diversified - 0.9%
CNH Industrial Capital LLC,
1.875%, 1/15/26	7,000	6,378
Deere & Co.,
3.90%, 6/9/42	8,000	7,077
John Deere Capital Corp.
MTN, 2.05%, 1/9/25	10,000	9,479
MTN, 3.45%, 3/13/25	10,000	9,692
MTN, 2.00%, 6/17/31	7,000	5,658
Otis Worldwide Corp.,
3.112%, 2/15/40	10,000	7,469
Rockwell Automation, Inc.,
1.75%, 8/15/31	8,000	6,306
Xylem, Inc.,
2.25%, 1/30/31(a)	7,000	5,664

(Cost $66,568)		57,723

Miscellaneous Manufacturing - 0.6%
3M Co.,
MTN, 4.00%, 9/14/48(a)	10,000	8,039
Carlisle Cos., Inc.,
2.20%, 3/1/32	10,000	7,593
Eaton Corp.,
4.15%, 11/2/42	8,000	6,830
Parker-Hannifin Corp.,
3.25%, 6/14/29	10,000	8,912
Teledyne Technologies, Inc.,
1.60%, 4/1/26(a)	5,000	4,469

(Cost $45,842)		35,843

Packaging & Containers - 0.3%
Sonoco Products Co.,
3.125%, 5/1/30	2,000	1,724
WRKCo, Inc.
3.00%, 9/15/24	10,000	9,623
3.75%, 3/15/25	5,000	4,847

(Cost $17,655)		16,194

Transportation - 2.5%
Canadian National Railway Co.
2.75%, 3/1/26	5,000	4,683
2.45%, 5/1/50	5,000	3,093
Canadian Pacific Railway Co.
2.90%, 2/1/25	10,000	9,538
2.05%, 3/5/30	9,000	7,400
3.10%, 12/2/51	3,000	2,050
CSX Corp.
2.40%, 2/15/30	15,000	12,669
3.80%, 11/1/46	15,000	11,779
FedEx Corp.
3.25%, 4/1/26	5,000	4,735
4.25%, 5/15/30	5,000	4,695
2.40%, 5/15/31(a)	5,000	4,069
5.25%, 5/15/50(a)	15,000	13,927
Kansas City Southern/Old,
3.50%, 5/1/50	5,000	3,660
Norfolk Southern Corp.
2.90%, 8/25/51	5,000	3,214

4.05%, 8/15/52	16,000	12,761
Ryder System, Inc.,
MTN, 2.90%, 12/1/26	5,000	4,558
Union Pacific Corp.
2.40%, 2/5/30	11,000	9,363
2.375%, 5/20/31	10,000	8,297
2.891%, 4/6/36	5,000	3,938
3.839%, 3/20/60	9,000	6,888
3.55%, 5/20/61	5,000	3,596
United Parcel Service, Inc.
2.50%, 9/1/29	10,000	8,670
4.45%, 4/1/30	7,000	6,852
3.75%, 11/15/47	7,000	5,763

(Cost $198,379)		156,198

Trucking & Leasing - 0.1%
GATX Corp.,
4.00%, 6/30/30
(Cost $6,839)	6,000	5,404

Technology - 10.6%
Computers - 3.4%
Apple, Inc.
2.75%, 1/13/25	10,000	9,619
3.20%, 5/13/25	12,000	11,593
2.45%, 8/4/26	9,000	8,332
3.20%, 5/11/27	10,000	9,455
1.65%, 2/8/31	6,000	4,812
1.70%, 8/5/31	10,000	7,961
4.45%, 5/6/44	12,000	11,452
3.85%, 8/4/46	15,000	12,688
3.75%, 11/13/47	15,000	12,544
2.95%, 9/11/49	2,000	1,441
2.65%, 2/8/51	10,000	6,678
2.80%, 2/8/61	8,000	5,125
Dell International LLC / EMC Corp.
6.02%, 6/15/26	15,000	15,180
5.30%, 10/1/29	20,000	19,335
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	10,000	9,918
1.75%, 4/1/26	7,000	6,289
6.35%, 10/15/45	3,000	2,958
HP, Inc.,
3.40%, 6/17/30	10,000	8,544
International Business Machines Corp.
3.50%, 5/15/29	15,000	13,692
1.95%, 5/15/30	10,000	8,065
4.00%, 6/20/42	12,000	9,823
4.25%, 5/15/49	5,000	4,137
NetApp, Inc.,
1.875%, 6/22/25	5,000	4,609
Western Digital Corp.,
2.85%, 2/1/29	15,000	11,803

(Cost $251,708)		216,053

Office/Business Equipment - 0.3%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	10,000	9,928
4.125%, 5/1/25	10,000	9,596

(Cost $20,338)		19,524

Semiconductors - 2.9%
Analog Devices, Inc.,
2.95%, 10/1/51	5,000	3,443
Applied Materials, Inc.
4.35%, 4/1/47	3,000	2,700
2.75%, 6/1/50	3,000	2,045
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
3.875%, 1/15/27	18,000	16,990
Broadcom, Inc.
144A, 3.137%, 11/15/35	12,000	8,860
144A, 3.187%, 11/15/36	15,000	10,880
144A, 4.926%, 5/15/37	6,000	5,221
Intel Corp.
3.70%, 7/29/25	15,000	14,513
2.60%, 5/19/26	10,000	9,289
3.15%, 5/11/27	6,000	5,581
4.10%, 5/11/47	12,000	9,634
3.05%, 8/12/51	6,000	3,864
3.10%, 2/15/60	7,000	4,294
4.95%, 3/25/60(a)	7,000	6,162
Lam Research Corp.
4.875%, 3/15/49(a)	2,000	1,887
2.875%, 6/15/50	5,000	3,339
Marvell Technology, Inc.,
1.65%, 4/15/26	6,000	5,359
Micron Technology, Inc.,
2.703%, 4/15/32	10,000	7,596
NVIDIA Corp.
2.85%, 4/1/30	12,000	10,584
3.70%, 4/1/60	4,000	3,054
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.15%, 5/1/27	5,000	4,566
2.50%, 5/11/31	12,000	9,482
QUALCOMM, Inc.
3.45%, 5/20/25	5,000	4,832
1.65%, 5/20/32	10,000	7,654
3.25%, 5/20/50	5,000	3,693
Texas Instruments, Inc.,
4.15%, 5/15/48	5,000	4,440
TSMC Arizona Corp.,
2.50%, 10/25/31	12,000	9,949

(Cost $216,361)		179,911

Software - 4.0%
Activision Blizzard, Inc.
3.40%, 9/15/26	7,000	6,621
2.50%, 9/15/50	2,000	1,251
Adobe, Inc.,
2.15%, 2/1/27	7,000	6,367
Autodesk, Inc.,
2.40%, 12/15/31	5,000	4,004
Broadridge Financial Solutions, Inc.,
2.60%, 5/1/31	5,000	4,051
Electronic Arts, Inc.,
1.85%, 2/15/31	5,000	3,921
Fidelity National Information Services, Inc.,
2.25%, 3/1/31(a)	7,000	5,507
Fiserv, Inc.
4.20%, 10/1/28	15,000	14,106
3.50%, 7/1/29	10,000	8,935
Microsoft Corp.
2.40%, 8/8/26	10,000	9,273

3.30%, 2/6/27	5,000	4,778
3.50%, 2/12/35	10,000	9,053
3.70%, 8/8/46	8,000	6,854
2.921%, 3/17/52	10,000	7,222
3.95%, 8/8/56	2,000	1,732
2.675%, 6/1/60	5,000	3,242
3.041%, 3/17/62	3,000	2,106
Oracle Corp.
3.40%, 7/8/24	10,000	9,733
2.50%, 4/1/25	15,000	14,149
2.95%, 5/15/25	5,000	4,744
2.80%, 4/1/27	5,000	4,540
2.95%, 4/1/30	9,000	7,687
2.875%, 3/25/31	17,000	14,108
4.30%, 7/8/34	20,000	17,617
4.00%, 7/15/46	10,000	7,328
4.00%, 11/15/47	10,000	7,333
3.60%, 4/1/50	7,000	4,752
3.95%, 3/25/51	10,000	7,192
3.85%, 4/1/60	10,000	6,672
4.10%, 3/25/61	8,000	5,579
Roper Technologies, Inc.,
3.80%, 12/15/26	13,000	12,383
Salesforce, Inc.
0.625%, 7/15/24	10,000	9,401
3.70%, 4/11/28	5,000	4,766
3.05%, 7/15/61(a)	8,000	5,142
VMware, Inc.
4.70%, 5/15/30	6,000	5,638
2.20%, 8/15/31	5,000	3,795

(Cost $307,516)		251,582

Utilities - 8.9%
Electric - 6.5%
AEP Texas, Inc.,
5.25%, 5/15/52	8,000	7,612
Avangrid, Inc.,
3.20%, 4/15/25	15,000	14,254
Baltimore Gas and Electric Co.
3.50%, 8/15/46	15,000	11,342
2.90%, 6/15/50	11,000	7,365
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	5,000	4,576
Series AC, 4.25%, 2/1/49	7,000	6,113
Series AF, 3.35%, 4/1/51	5,000	3,702
Commonwealth Edison Co.
2.55%, 6/15/26	15,000	13,883
2.20%, 3/1/30	20,000	16,737
4.00%, 3/1/48	5,000	4,114
3.00%, 3/1/50	6,000	4,119
Series 130, 3.125%, 3/15/51	15,000	10,432
Connecticut Light and Power Co.,
Series A, 2.05%, 7/1/31	10,000	8,082
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/30	10,000	8,946
2.40%, 6/15/31	12,000	9,833
Series 06-A, 5.85%, 3/15/36	10,000	10,292
Series 20B, 3.95%, 4/1/50	10,000	7,937
3.20%, 12/1/51	5,000	3,454
4.625%, 12/1/54	5,000	4,294
Series C, 3.00%, 12/1/60	5,000	3,123
3.60%, 6/15/61	10,000	7,210
Entergy Mississippi LLC,
3.50%, 6/1/51	5,000	3,693
Entergy Texas, Inc.,
1.75%, 3/15/31	10,000	7,819
Eversource Energy
Series L, 2.90%, 10/1/24	15,000	14,426
3.45%, 1/15/50	13,000	9,377
Exelon Corp.
3.40%, 4/15/26	10,000	9,435
4.05%, 4/15/30	25,000	22,942
ITC Holdings Corp.,
3.35%, 11/15/27	10,000	9,243
National Rural Utilities Cooperative Finance Corp.
Series D, 1.00%, 10/18/24	10,000	9,327
2.75%, 4/15/32	10,000	8,280
5.25%, 4/20/46	6,000	5,683
Nstar Electric Co.,
4.55%, 6/1/52	10,000	9,058
NSTAR Electric Co.,
3.10%, 6/1/51	2,000	1,398
Ohio Power Co.,
Series Q, 1.625%, 1/15/31	15,000	11,598
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	12,000	10,712
3.70%, 11/15/28	25,000	23,504
2.75%, 5/15/30	12,000	10,425
3.10%, 9/15/49	14,000	9,877
PECO Energy Co.,
3.05%, 3/15/51	7,000	4,819
PPL Electric Utilities Corp.,
3.00%, 10/1/49	10,000	6,979
Public Service Electric and Gas Co.
MTN, 2.25%, 9/15/26	5,000	4,550
MTN, 1.90%, 8/15/31	15,000	11,951
MTN, 3.80%, 3/1/46	13,000	10,418
MTN, 2.05%, 8/1/50	5,000	2,844
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/30	10,000	7,884
Series RRR, 3.75%, 6/1/47	10,000	7,794
Sempra Energy
3.40%, 2/1/28	8,000	7,331
4.125%, 4/1/52	5,000	4,246

(Cost $503,972)		413,033

Gas - 1.5%
Atmos Energy Corp.
3.00%, 6/15/27	7,000	6,509
1.50%, 1/15/31	6,000	4,661
3.375%, 9/15/49	8,000	5,924
2.85%, 2/15/52	4,000	2,624
ONE Gas, Inc.,
2.00%, 5/15/30	16,000	13,119
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31	15,000	12,226

Southern California Gas Co.
3.20%, 6/15/25	10,000	9,567
Series TT, 2.60%, 6/15/26	10,000	9,249
Series XX, 2.55%, 2/1/30	10,000	8,479
Series VV, 4.30%, 1/15/49	20,000	16,441
Southwest Gas Corp.,
3.18%, 8/15/51	8,000	5,141

(Cost $118,588)		93,940

Water - 0.9%
American Water Capital Corp.
3.40%, 3/1/25	10,000	9,643
2.95%, 9/1/27	10,000	9,178
2.80%, 5/1/30	2,000	1,731
2.30%, 6/1/31	10,000	8,165
3.45%, 5/1/50	11,000	8,149
3.25%, 6/1/51	13,000	9,253
Essential Utilities, Inc.
2.40%, 5/1/31	8,000	6,435
3.351%, 4/15/50	5,000	3,505

(Cost $74,419)		56,059

TOTAL CORPORATE BONDS (Cost $7,295,678)		6,211,006

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
(Cost $65,184)	65,184	65,184

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
(Cost $23,157)	23,157	23,157

TOTAL INVESTMENTS - 100.1% (Cost $7,384,019)		$6,299,347
Other assets and liabilities, net - (0.1%)		(4,568)

NET ASSETS - 100.0%		$6,294,779

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
CORPORATE BONDS — 0.6%
Financial — 0.6%
Deutsche Bank AG, 3.700%, 5/30/24(b)
10,033	26	—	—	(281)	276	—	10,000	9,778
Deutsche Bank AG/New York NY, 3.961%, 11/26/25(b)
—	13,981	—	—	435	196	—	15,000	14,416
Deutsche Bank AG/New York NY, 3.035%, 5/28/32(b)
12,535	—	(6)	—	(671)	340	—	15,000	11,858
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
30,582	34,602(e)	—	—	—	694	—	65,184	65,184
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
19,380	262,803	(259,026)	—	—	827	—	23,157	23,157

72,530	311,412	(259,032)	—	(517)	2,333	—	128,341	124,393

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $91,848, which is 1.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $30,387.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$6,211,006	$—	$6,211,006
Short-Term Investments(a)	88,341	—	—	88,341

TOTAL	$88,341	$6,211,006	$—	$6,299,347

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESCR-PH3

R-089711-1 (5/24) DBX005195 (5/24)